Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	EATON VANCE MUNICIPALS TRUST
Central Index Key	0000778365
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Jan. 01, 2017
Eaton Vance Georgia Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETGAX
Eaton Vance Georgia Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVGAX
Eaton Vance Georgia Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECGAX
Eaton Vance Georgia Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIGAX
Eaton Vance Maryland Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMDX
Eaton Vance Maryland Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVMYX
Eaton Vance Maryland Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMDX
Eaton Vance Maryland Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIMDX
Eaton Vance Missouri Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMOX
Eaton Vance Missouri Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVMOX
Eaton Vance Missouri Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMOX
Eaton Vance Missouri Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIMOX
Eaton Vance North Carolina Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETNCX
Eaton Vance North Carolina Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVNCX
Eaton Vance North Carolina Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECNCX
Eaton Vance North Carolina Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINCX
Eaton Vance Oregon Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETORX
Eaton Vance Oregon Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVORX
Eaton Vance Oregon Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECORX
Eaton Vance Oregon Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIORX
Eaton Vance South Carolina Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EASCX
Eaton Vance South Carolina Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVSCX
Eaton Vance South Carolina Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECSCX
Eaton Vance South Carolina Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EISCX
Eaton Vance Virginia Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETVAX
Eaton Vance Virginia Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVVAX
Eaton Vance Virginia Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECVAX
Eaton Vance Virginia Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EVAIX